Share-Based Compensation (Tables)	12 Months Ended
Jun. 30, 2026
Share-Based Compensation [Abstract]
Schedule of Activity of the Service-Based RSUs

A summary of the activity of the service-based RSUs for the year ended June 30, 2026 is presented as follows:

	Number of restricted shares	Weighted average grant-date fair value US$
Unvested as of June 30, 2024	—	—
Granted	716,704	6,522
Vested	(666,704)	—
Forfeited	—
Unvested as of June 30, 2025	50,000	—
Granted	—	—
Vested	(50,000)	—
Forfeited	—	—
Unvested as of June 30, 2026	—	—